Material accounting policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of significant accounting policies
Net Loss	$ (11,100,000)	$ (13,100,000)
Profit (loss)	(10,269,693)	3,056,476	$ (123,579,448)
Accumulated deficit	(339,845,041)	(329,506,304)
Negative operating cash flows	(3,565,317)	(9,105,229)	(117,672,826)
Negative Operating Cash Flows	$ (3,700,000)	(9,100,000)
Proceeds from issuance of convertible notes			26,336,000
Operating segments | segment	1
Gross proceeds from issuance of shares	$ 2,564,000	789,462	$ 60,787,038
Minimum | Brand names
Summary of significant accounting policies
Estimated Useful Life of Intangible Assets with Finite Lives	3 years
Maximum | Corporate customers
Summary of significant accounting policies
Customers Overdue Term To Be Considered Default	90 days
Maximum | Individual customers
Summary of significant accounting policies
Customers Overdue Term To Be Considered Default	90 days
Maximum | Egypt | Corporate customers
Summary of significant accounting policies
Customers Overdue Term To Be Considered Default	180 days
Maximum | Brand names
Summary of significant accounting policies
Estimated Useful Life of Intangible Assets with Finite Lives	10 years
Volt Line BV [Member]
Summary of significant accounting policies
Sale consideration		(5,000,000)
Urbvan Mobility Ltd.
Summary of significant accounting policies
Sale consideration		$ (9,335,867)